Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 14,478,581	¥ 17,619,448
Fair value of securities and bills accepted as collateral	32,574,165	27,668,614
Fair value of securities sold or repledged to others	¥ 17,437,371	¥ 13,400,920